Convertible Loans (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 10, 2022	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2022	Jul. 06, 2021	Mar. 01, 2021
Convertible Loans (Details) [Line Items]
Principal amount		$ 100,000	$ 350,000
Common shares (in Dollars per share)					$ 0.61
Converted common shares (in Shares)		290,773	1,068,078
Discount issued	$ 90,000
Legal fees	15,000
Standstill fee			$ 310,500
Fair value			3,922,686
Unrealized loss expense			467,383	$ 1,908,830
Interest expense			$ 194,117	$ 132,516
March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount							$ 2,300,000
Debenture holder a fee percentage							3.50%
Structuring fee							$ 10,000
Common shares (in Dollars per share)			$ 2.5
Average rate			95.00%
Conversion price (in Dollars per share)			$ 0.5
Debenture holder beneficially			4.99%
Principal amount percentage			20.00%
Converted common shares (in Shares)			1,388,804	2,369,501
July Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount			$ 1,370,000	$ 1,130,000		$ 2,500,000
Debenture holder a fee percentage						3.50%
Structuring fee						$ 5,000
Common shares (in Dollars per share)			$ 1.5
Average rate			95.00%
Conversion price (in Dollars per share)			$ 0.5
Debenture holder beneficially			4.99%
Principal amount percentage			20.00%
Converted common shares (in Shares)				1,385,533
2022 March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount	$ 3,105,000